Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Property, plant and equipment

17.Property, plant and equipment

						Tangible fixed
			Machinery and	Leasehold	Office	assets in
(Euro thousands)	Land	Buildings	equipment	improvements	equipment	progress	Other	Total
Historical cost
At January 1, 2024	4,748	33,582	63,040	100,096	45,613	2,896	2,534	252,509
Additions	—	785	424	2,628	729	4,910	55	9,531
Disposals	(1,544)	(6,095)	(6,482)	(11,529)	(5,156)	—	(78)	(30,884)
Transfer from tangible fixed assets in progress	—	—	449	6,650	468	(7,567)	—	—
Net foreign exchange differences	34	779	1,149	2,515	761	11	32	5,281
At December 31, 2024	3,238	29,051	58,580	100,360	42,415	250	2,543	236,437
Additions	—	104	224	396	188	947	63	1,922
Disposals	—	(309)	(1,944)	(8,531)	(1,699)	—	(346)	(12,829)
Transfer from tangible fixed assets in progress	—	—	236	735	65	(1,036)	—	—
Transfer to held for sale	(2,717)	(24,945)	(11,006)	(186)	(1,581)	(25)	(1,507)	(41,967)
Net foreign exchange differences	—	(1,298)	(1,955)	(4,997)	(1,558)	(2)	(40)	(9,850)
At December 31, 2025	521	2,603	44,135	87,777	37,830	134	713	173,713
Depreciation and impairment
At January 1, 2024	—	(25,413)	(60,516)	(77,703)	(42,724)	—	(2,422)	(208,778)
Depreciation	—	(1,211)	(993)	(6,484)	(1,165)	—	(59)	(9,912)
Impairment losses	—	(500)	—	(361)	(400)	—	—	(1,261)
Disposals	—	6,052	6,460	9,345	5,106	—	76	27,039
Net foreign exchange differences	—	(643)	(1,093)	(1,779)	(539)	—	(31)	(4,085)
At December 31, 2024	—	(21,715)	(56,142)	(76,982)	(39,722)	—	(2,436)	(196,997)
Depreciation	—	(1,365)	(866)	(6,583)	(982)	—	(46)	(9,842)
Impairment losses	—	—	(1)	(575)	(261)	—	—	(837)
Disposals	—	309	1,927	7,637	1,534	—	343	11,750
Transfer to held for sale	—	19,644	10,218	119	1,467	—	1,411	32,859
Net foreign exchange differences	—	1,051	1,848	3,466	1,379	—	40	7,784
At December 31, 2025	—	(2,076)	(43,016)	(72,918)	(36,585)	—	(688)	(155,283)
Carrying amount
At January 1, 2024	4,748	8,169	2,524	22,393	2,889	2,896	112	43,731
At December 31, 2024	3,238	7,336	2,438	23,378	2,693	250	107	39,440
At December 31, 2025	521	527	1,119	14,859	1,245	134	25	18,430